Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Summary of Other Components of Equity

(1)	Other components of equity of the parent as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Other capital surplus	￦	1,224,105	1,231,109
Accumulated other comprehensive income (loss)		(409,577)	(57,632)
Other equity		13,294,973	13,294,973

	￦	14,109,501	14,468,450

Summary of Changes in Other Capital Surplus
(2)	Changes in other capital surplus for the years ended December 31, 2020 and 2021 are as follows:

		2020			2021
		Gains on disposal of treasury stocks	Others	Subtotal	Gains on disposal of treasury stocks	Others	Subtotal
		In millions of won
Beginning balance	￦	387,524	838,840	1,226,364	387,524	836,581	1,224,105
Changes in consolidation scope		—	—	—	—	43	43
Issuance of share capital of subsidiary		—	(148)	(148)	—	(491)	(491)
Others		—	(2,111)	(2,111)	—	7,452	7,452

Ending balance	￦	387,524	836,581	1,224,105	387,524	843,585	1,231,109

Summary of Changes in Accumulated Other Comprehensive Income (Loss)

(3)	Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Financial asset at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(92,599)	142,896	(294,898)	(36,129)	(280,730)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		(8,533)	—	—	—	(8,533)
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax		—	(132,805)	—	—	(132,805)
Foreign currency translation of foreign operations, net of tax		—	—	(46,032)	—	(46,032)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	58,523	58,523

Ending balance	￦	(101,132)	10,091	(340,930)	22,394	(409,577)

		2021
		Financial assets at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(101,132)	10,091	(340,930)	22,394	(409,577)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		59,022	—	—	—	59,022
Shares in other comprehensive income of associates and joint ventures, net of tax		—	301,161	—	—	301,161
Foreign currency translation of foreign operations, net of tax		—	—	15,760	—	15,760
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	(19,610)	(19,610)
Others		(4,388)	—	—	—	(4,388)

Ending balance	￦	(46,498)	311,252	(325,170)	2,784	(57,632)

Summary of Changes in Other equity
(4)	Other equity as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Statutory revaluation reserve	￦	13,295,098	13,295,098
Changes in other equity		(125)	(125)

	￦	13,294,973	13,294,973